Lincoln SVULONE 2021
The Lincoln National Life Insurance Company
Updating Summary Prospectus for Existing Owners
May 1, 2025

Lincoln Life Flexible Premium Variable Life Account R

The updating summary prospectus for the Policy contains more information about the Policy, including its features, benefits, and risks. You can find the current prospectus and other information about the Policy online at www.lfg.com/VULprospectus. You can also obtain this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The prospectus gives you information about the Policy that you should know before you decide to buy a Policy and make Premium Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference. All prospectuses and other shareholder reports will be made available on www.lfg.com/VULprospectus.
The Securities and Exchange Commission has not approved or disapproved these securities or determined this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Updated Information about your Policy
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since the prospectus dated May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your Policy, and not all changes may be applicable to you.
Summary of Policy Changes:
•
The address of State Street Bank and Trust Company, the accounting services provider of the Separate Account, changed to 2323 Grand Boulevard, 5th Floor, Kansas City, MO 64108.
•
Effective May 6, 2024, Lincoln Financial Group and Osaic, Inc. entered into an agreement whereby Osaic acquired Lincoln Financial Advisors Corporation and Lincoln Financial Securities Corporation (collectively “LFN”).
•
Appendix B should be reviewed for all updates to the Investment Restrictions that may be applicable to your Policy.
Summary of Fund Changes:
The following is a summary of changes to the list of funds available under the Policy. Additional information including investment objectives, current expenses and average annual total returns is available in Appendix A – Funds Available Under The Policy.
Fund Additions:
•
LVIP American Century Ultra® Fund (Standard Class)
Fund Name Changes:
Former Fund Name	New Fund Name
LVIP Macquarie Diversified Income Fund	LVIP Fidelity Institutional AM® Total Bond Fund
LVIP Macquarie Limited-Term Diversified Income Fund	LVIP JPMorgan Short Duration Bond Fund
LVIP Macquarie Value Fund	LVIP BlackRock Equity Dividend Fund Series
Fund Reorganizations:
•
On August 23, 2024, the LVIP Wellington Capital Growth Fund was reorganized into the LVIP American Century Ultra® Fund and is no longer available as an investment option.
1

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
For a Full Surrender or Partial Surrender, for up to 15 years from the date of the Policy and up to 15 years from each increase in Specified Amount, you could pay a Surrender Charge of up to $56.29 (5.629%) per $1,000
of the Specified Amount.
For example, if your Policy has a Specified Amount of $100,000 and you surrender your Policy or take an early withdrawal, you could be assessed a charge of up to $5,629.
•Policy Charges and Fees
Transaction Charges
In addition to Surrender Charges, you may also be charged for other transactions, such as when you make a Premium Payment, transfer
Policy Value between Sub-Accounts, take a Partial Surrender or exercise certain benefits.
•Policy Charges and Fees
Ongoing Fees and Expenses (annual charges)
•In addition to Surrender Charges and transaction charges, there are certain ongoing fees and expenses that are charged annually, monthly or daily.
•These fees include the Cost of Insurance Charge under the Policy, optional benefit charges, Administrative Fees, Mortality and Expense
Risk Charges and Policy Loan Interest.
•Certain fees are set based on characteristics of the Insured (e.g., age, gender, and rating classification). You should review your Policy
Specifications page for rates applicable to you.
•Owners will also bear expenses associated with the Underlying Funds under the Policy, as shown in the following table:
•Policy Charges and Fees
	Annual Fee	Minimum	Maximum
	Underlying Fund Fees and Expenses*	0.23%	2.44%
*As a percentage of Underlying Fund assets.
	RISKS			Location in Prospectus
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.			•Principal Risks of Investing in the Policy
Not a Short- Term Investment
•This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
•Surrender Charges apply for 15 years from the Policy Date and 15 years from the date of any increase in your Specified Amount.
•Charges may reduce the value of your Policy and death benefit.
•Tax deferral is more beneficial to investors with a long-time horizon.
•Principal Risks of Investing in the Policy •Policy Charges and Fees
2

	RISKS	Location in Prospectus
Risks Associated with Investment Options
•An investment in the Policy is subject to the risk of poor investment performance of the investment options. Performance can vary
depending on the performance of the investment options available under the Policy.
•Each investment option (including a Fixed Account investment option)
has its own unique risks. You should review each Underlying Fund’s prospectus before making an investment decision.
•Principal Risks of Investing in the Policy
Insurance Company Risks
•Any obligations, guarantees, and benefits of the contract including the
Fixed Account investment option are subject to the claims-paying ability of Lincoln Life. If Lincoln Life experiences financial distress, it may not be able to meet its obligations to you. More information about
Lincoln Life, including its financial strength ratings, is available upon request from Lincoln Life by calling 1-800-487-1485 or by visiting
https://www.lfg.com/public/aboutus/investorrelations/
financialinformation.
•You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/
VULprospectus.
•Principal Risks of Investing in the Policy •Lincoln Life, the Separate Account and the General Account
Policy Lapse
•Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated.
•Outstanding Policy Loans (plus interest) and Partial Surrenders will increase the risk of lapse. The death benefit will not be paid if the
Policy has Lapsed.
•Principal Risks of Investing in the Policy •Lapse and Reinstatement
3

	RESTRICTIONS	Location in Prospectus
Investments
•We reserve the right to charge for each transfer between Sub-
Accounts in excess of 24 transfers per year.
•We reserve the right to add, remove, or substitute Sub-Accounts as investment options under the Policy, subject to state or federal laws and regulations. An Underlying Fund may be merged into another
Underlying Fund. An Underlying Fund may discontinue offering their shares to the Sub-Accounts.
•There are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so.
•We may impose investment constraints and restrictions on the standard No-Lapse Enhancement Rider, which is automatically
included with your Policy for no additional charge. For applications received on or after May 15, 2023, your Policy will be subject to significant allocation restrictions so long as the standard No-Lapse
Enhancement Rider remains in effect. If you do not wish to be subject to those restrictions, you must terminate the rider, but terminating the rider will cause you to lose that standard benefit.
•Transfer Fee •Sub-Account Availability and Substitution of Funds •Transfers •No-Lapse Enhancement Rider
Optional Benefits
•Riders may alter the benefits or charges in your Policy. Rider availability and benefits may vary by state of issue or selling broker-
dealer and their election may have tax consequences. Riders may have restrictions or limitations, and we may modify or terminate a rider, as allowed. If you elect a particular rider, it may restrict or enhance the terms of your policy, or restrict the availability or terms of other riders or Policy features.
•Riders
	TAXES	Location in Prospectus
Tax Implications
•You should always consult with a tax professional to determine the tax implications of an investment in and payments received under the
Policy.
•Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
•There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA).
•Tax Issues
4

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
•Investment professionals typically receive compensation for selling the
Policy to investors.
•Registered representatives may have a financial incentive to offer or recommend the Policy over another investment for which the
investment professional is not compensated (or compensated less).
•Registered representatives may be eligible for certain cash and non-
cash benefits. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-
cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans.
•Distribution of the Policies and Compensation
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.
•Change of Plan (located in the SAI)
5

APPENDIX A: FUNDS AVAILABLE UNDER THE POLICY
The following is a list of Underlying Funds currently available under the Policy. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Please see Appendix B: Current Investment Restrictions for Optional Benefits - No-Lapse Enhancement Rider. More information about the Underlying Funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at www.lfg.com/VULprospectus. You can also request this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class A advised by AllianceBernstein L.P.	0.81%	10.02%	8.86%	7.63%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class A advised by AllianceBernstein L.P.	0.91%[2]	6.21%	9.03%	9.72%
Long-term growth of capital.	American Funds® IS Global Growth Fund - Class 2 advised by Capital Research and Management Company	0.66%[2]	13.68%	9.76%	10.74%
Long-term capital growth.	American Funds® IS Global Small Capitalization Fund - Class 2 advised by Capital Research and Management Company	0.90%[2]	2.33%	3.01%	5.81%
Growth of capital.	American Funds® IS Growth Fund - Class 2 advised by Capital Research and Management Company	0.59%	31.61%	18.83%	16.58%
Long-term growth of capital and income.	American Funds® IS Growth-Income Fund - Class 2 advised by Capital Research and Management Company	0.53%	24.23%	13.01%	12.20%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term growth of capital.	American Funds® IS International Fund - Class 2 advised by Capital Research and Management Company	0.78%	3.16%	1.23%	4.01%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Franklin Templeton Fund Adviser, LLC	0.81%	10.01%	6.61%	7.29%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A advised by DWS Investment Management Americas, Inc.	0.88%	5.64%	4.36%	3.17%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class	0.66%	33.63%	16.92%	13.50%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class	0.66%	30.27%	18.81%	16.51%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class	0.67%	17.35%	11.23%	9.10%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 1	0.47%[2]	7.46%	5.55%	5.53%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 1	0.69%	11.50%	6.01%	6.10%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series I Shares	0.90%	0.62%	3.23%	4.36%
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Conservative Fund - Service Class[4]	1.04%[2]	10.27%	N/A	N/A
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Fund - Service Class[4]	1.05%[2]	13.91%	N/A	N/A
Long-term capital growth.	LVIP AllianceBernstein Large Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%[2]	25.93%	12.42%	13.32%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	LVIP American Century Balanced Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.77%[2]	12.06%	7.05%	6.76%
Long-term capital growth.	LVIP American Century Ultra® Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	N/A	N/A	N/A
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.14%[2]	5.44%	7.96%	9.41%
Long-term capital appreciation.	LVIP BlackRock Equity Dividend Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Value Fund)	0.65%[2]	7.18%	5.69%	7.18%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	9.51%	6.19%	N/A
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.42%[2]	11.17%	3.56%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.88%	2.64%	2.52%	2.15%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.83%[2]	1.61%	0.52%	2.67%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	13.42%	4.74%	N/A
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	3.06%	4.61%	N/A
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	20.77%	13.29%	11.80%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	18.45%	12.83%	N/A
Maximum long-term total return consistent with reasonable risk.	LVIP Fidelity Institutional AM® Total Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Diversified Income Fund)	0.51%[2]	1.98%	0.45%	1.77%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.46%[2]	8.90%	3.36%	2.82%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.40%[2]	3.76%	4.48%	4.69%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	27.99%	12.93%	11.08%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%	13.19%	10.15%	8.04%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.76%[2]	7.71%	2.88%	3.71%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	11.15%	4.11%	4.47%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.76%[2]	10.19%	3.66%	4.14%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	4.94%	2.23%	1.48%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	8.09%	4.03%	4.50%
Maximum total return, consistent with reasonable risk.	LVIP JPMorgan Short Duration Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Limited-Term Diversified Income Fund)	0.47%[2]	4.30%	1.70%	1.89%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.37%	1.61%	0.04%	1.57%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.63%[2]	6.07%	2.67%	2.22%
To maximize long-term capital appreciation.	LVIP Macquarie Mid Cap Value Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.42%	14.82%	9.07%	9.33%
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.80%[2]	14.73%	9.54%	9.52%
To maximize long-term capital appreciation.	LVIP Macquarie Social Awareness Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.43%	21.07%	13.87%	11.87%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Macquarie U.S. Growth Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.72%	34.07%	19.62%	14.51%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Macquarie U.S. REIT Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.83%[2]	7.87%	3.06%	4.31%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	8.10%	6.25%	7.97%
Capital Appreciation.	LVIP MFS Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.61%[2]	11.84%	8.10%	8.70%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.66%[2]	-5.15%	-3.23%	-0.46%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.74%[2]	4.70%	3.48%	4.19%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%[2]	1.05%	-0.60%	1.03%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%[2]	5.94%	3.60%	4.21%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	3.22%	4.49%	4.98%
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.35%[2]	13.55%	9.94%	9.31%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%	8.37%	5.52%	5.73%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%	9.26%	6.08%	6.24%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4] advised by Lincoln Financial Investments Corporation	0.23%	24.73%	14.24%	12.84%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	11.14%	6.97%	7.38%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.60%	6.46%	3.70%	4.06%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.56%	9.41%	5.77%	5.60%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.58%	10.48%	6.38%	6.05%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	23.67%	11.14%	11.96%
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	13.56%	5.48%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%	1.42%	-0.57%	0.95%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.32%[2]	22.10%	13.36%	12.03%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.34%[2]	3.86%	3.68%	4.90%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	12.32%	9.11%	8.10%
Long-term capital appreciation.	Macquarie VIP Emerging Markets Series - Standard Class[3] advised by Delaware Management Company	1.16%[2]	5.09%	1.03%	4.05%
Capital Appreciation.	Macquarie VIP Small Cap Value Series - Standard Class[3] advised by Delaware Management Company	0.74%	11.32%	7.15%	7.60%
Capital Appreciation.	MFS® VIT Growth Series - Initial Class advised by Massachusetts Financial Services Company	0.72%[2]	31.47%	14.74%	15.11%
Total return.	MFS® VIT Total Return Series - Initial Class advised by Massachusetts Financial Services Company	0.61%[2]	7.75%	6.16%	6.46%
Total return.	MFS® VIT Utilities Series - Initial Class advised by Massachusetts Financial Services Company	0.79%[2]	11.66%	5.88%	6.29%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class advised by Pacific Investment Management Company, LLC	2.28%[2]	4.16%	7.10%	1.65%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 1 advised by Franklin Advisers, Inc.	0.50%[2]	- 11.13%	-4.60%	-1.79%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Income and capital appreciation. A fund of funds.	TOPS® Balanced ETF Portfolio - Class 2 Shares advised by Valmark Advisers, Inc.	0.55%	6.86%	4.68%	4.84%
Capital Appreciation. A fund of funds.	TOPS® Moderate Growth ETF Portfolio - Class 2 Shares advised by Valmark Advisers, Inc.	0.54%	8.84%	6.06%	6.11%
1
The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the Underlying Fund or the fund company.
2
This fund is subject to an expense reimbursement or a fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
3
Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
4
The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index.

APPENDIX B: CURRENT INVESTMENT RESTRICTIONS FOR OPTIONAL BENEFITS – NO-LAPSE ENHANCEMENT RIDER
In order to avoid termination of this Rider, your allocation of Accumulation Value to all available Sub-Accounts must comply with all restrictions noted below.
Currently, the following allocation constraints apply to all No-Lapse Enhancement Riders, regardless of the date the application was received:
When the No-Lapse Enhancement Rider is in effect, you may only allocate Accumulation Value and Premium Payments to the Lincoln Variable Insurance Products Government Money Market Fund for:
(a)
the purposes described in the “Right to Examine Period” section of this prospectus; and
(b)
as an account from which you may transfer funds for the Dollar Cost Averaging program as described in the “Optional Sub-Account Allocation Programs” section.
Use of the money market Sub-Account other than as described above will result in the Rider terminating.
For applications received prior to May 15, 2023, we currently do not impose additional investment restrictions. However, we reserve the right to do so in the future. For applications received on or after May 15, 2023, you must comply with the following investment restrictions below. The Sub-Accounts of your Policy are divided into tiers. You can select the percentages of Accumulation Value to allocate to individual Sub-Accounts within the tier and/or to the Fixed Account, but the total allocation percentages must comply with the specified minimum or maximum percentages for that tier.
Tier 1 If any amount of the Accumulation Value is invested in Tier 3 Sub-Accounts, a minimum of 25% of the Accumulation Value must be invested in Tier 1 Sub- Accounts or the Fixed Account.	Tier 2 No restrictions or requirements exist on Tier 2 Sub-Accounts.
Tier 3
Only a maximum of 75% of the
Accumulation Value can be invested in this
tier. If any of the Accumulation Value is
invested in this tier, a minimum of 25% of
the Accumulation Value must be invested
in Tier 1 Sub-Accounts or the Fixed
Account.

•LVIP BlackRock Inflation Protected Bond
Fund
•LVIP Fidelity Institutional AM® Total Bond
Fund
•LVIP JPMorgan High Yield Fund
•LVIP JPMorgan Short Duration Bond
Fund
•LVIP Macquarie Bond Fund
•LVIP Macquarie Diversified Floating Rate
Fund
•LVIP Mondrian Global Income Fund
•LVIP SSGA Bond Index Fund
•LVIP Vanguard Bond Allocation Fund
•Templeton Global Bond VIP Fund

•Franklin Income VIP Fund
•Lincoln Hedged S&P 500 Conservative
Fund
•Lincoln Hedged S&P 500 Fund
•LVIP American Century Balanced Fund
•LVIP BlackRock Global Allocation Fund
•LVIP BlackRock Global ETF Allocation
Managed Risk Fund
•LVIP BlackRock US Growth ETF Allocation
Managed Risk Fund
•LVIP Global Conservative Allocation
Managed Risk Fund
•LVIP Global Growth Allocation Managed
Risk Fund
•LVIP Global Moderate Allocation Managed
Risk Fund
•LVIP SSGA Conservative Index Allocation
Fund
•LVIP SSGA Moderate Index Allocation
Fund

•AB VPS Discovery Value Portfolio
•AB VPS Sustainable Global Thematic
Portfolio
•American Funds® IS Global Growth Fund
•American Funds® IS Global Small Capital-
ization Fund
•American Funds® IS Growth Fund
•American Funds® IS Growth-Income
Fund
•American Funds® IS International Fund
•ClearBridge Variable Mid Cap Portfolio
•DWS Alternative Asset Allocation VIP
Portfolio
•Fidelity® VIP Contrafund® Portfolio
•Fidelity® VIP Growth Portfolio
•Fidelity® VIP Mid Cap Portfolio
•Franklin Mutual Shares VIP Fund
•Invesco V.I. EQV International Equity Fund
•LVIP AllianceBernstein Large Cap Growth
Fund

B-1

Tier 1 If any amount of the Accumulation Value is invested in Tier 3 Sub-Accounts, a minimum of 25% of the Accumulation Value must be invested in Tier 1 Sub- Accounts or the Fixed Account.	Tier 2 No restrictions or requirements exist on Tier 2 Sub-Accounts.
Tier 3
Only a maximum of 75% of the
Accumulation Value can be invested in this
tier. If any of the Accumulation Value is
invested in this tier, a minimum of 25% of
the Accumulation Value must be invested
in Tier 1 Sub-Accounts or the Fixed
Account.

•LVIP SSGA Moderately Aggressive Index
Allocation Fund
•LVIP Structured Conservative Allocation
Fund
•LVIP Structured Moderate Allocation Fund
•LVIP Structured Moderately Aggressive
Allocation Fund
•LVIP U.S. Growth Allocation Managed
Risk Fund
•MFS® VIT Total Return Series
•TOPS® Balanced ETF Portfolio
•TOPS® Moderate Growth ETF Portfolio

•LVIP American Century® Ultra Fund
•LVIP Baron Growth Opportunities Fund
•LVIP BlackRock Equity Dividend Fund
•LVIP BlackRock Real Estate Fund
•LVIP Dimensional International Core
Equity Fund
•LVIP Dimensional U.S. Core Equity 1
Fund
•LVIP Dimensional U.S. Core Equity 2
Fund
•LVIP Franklin Templeton Multi-Factor
Emerging Markets Equity Fund
•LVIP Franklin Templeton Multi-Factor
International Equity Fund
•LVIP Franklin Templeton Multi-Factor
Large Cap Equity Fund
•LVIP Franklin Templeton Multi-Factor
SMID Cap Equity Fund
•LVIP Macquarie Mid Cap Value Fund
•LVIP Macquarie SMID Cap Core Fund
•LVIP Macquarie Social Awareness Fund
•LVIP Macquarie U.S. Growth Fund
•LVIP Macquarie U.S. REIT Fund
•LVIP MFS International Growth Fund
•LVIP MFS Value Fund
•LVIP Mondrian International Value Fund
•LVIP SSGA International Index Fund
•LVIP SSGA Mid-Cap Index Fund
•LVIP SSGA S&P 500 Index Fund
•LVIP SSGA Small-Cap Index Fund
•LVIP T. Rowe Price Structured Mid-Cap
Growth Fund
•LVIP Vanguard Domestic Equity ETF Fund
•LVIP Vanguard International Equity ETF
Fund
•LVIP Wellington SMID Cap Value Fund
•Macquarie VIP Emerging Markets Series
•Macquarie VIP Small Cap Value Series
•MFS® VIT Growth Series
•MFS® VIT Utilities Series
•PIMCO VIT CommodityRealReturn®
Strategy Portfolio

B-2

This updating summary prospectus incorporates by reference the prospectus and Statement of Additional Information (SAI) for the Policy, both dated May 1, 2025, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.
SEC File Nos. 333-249920; 811-08579
EDGAR Contract Identifier C000224881